UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

Deutsche Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2015 (Unaudited)

Deutsche LifeCompass 2030 Fund

	Shares	Value ($)

Equity - Equity Funds 66.6%
Deutsche Capital Growth Fund "Institutional" (a)	6,983	547,770
Deutsche Core Equity Fund "Institutional" (a)	347,907	8,989,922
Deutsche EAFE Equity Index Fund "Institutional" (a)	140,048	2,040,496
Deutsche Emerging Markets Equity Fund "Institutional" (a)	84,554	1,441,641
Deutsche Equity 500 Index Fund "Institutional" (a)	35,667	8,149,905
Deutsche Global Equity Fund "Institutional"* (a)	123,018	1,062,876
Deutsche Global Growth Fund "Institutional" (a)	12,578	382,258
Deutsche Global Infrastructure Fund "Institutional" (a)	124,488	1,827,486
Deutsche Global Small Cap Fund "Institutional" (a)	33,882	1,479,975
Deutsche Latin America Equity Fund "S" (a)	2,038	43,435
Deutsche Real Estate Securities Fund "Institutional" (a)	74,663	1,709,790
Deutsche Real Estate Securities Income Fund "Institutional" (a)	5,279	52,523
Deutsche Small Cap Core Fund "S" (a)	68,798	1,900,880
Deutsche Small Cap Growth Fund "S" (a)	7,785	256,441
Deutsche Small Cap Value Fund "Institutional" (a)	3,232	87,908
Deutsche World Dividend Fund "Institutional" (a)	25,018	730,512

Total Equity - Equity Funds (Cost $22,391,737)		30,703,818
Equity - Exchange-Traded Funds 4.8%
Deutsche X-trackers MSCI Europe Hedged Equity ETF (b)	5,700	168,606
Deutsche X-trackers MSCI Japan Hedged Equity ETF (b)	2,000	88,900
iShares MSCI Pacific ex Japan Fund	23,700	1,090,911
SPDR Barclays Convertible Securities Fund	13,960	686,972
SPDR S&P Emerging Asia Pacific Fund	2,200	202,972

Total Equity - Exchange-Traded Funds (Cost $2,150,705)		2,238,361
Fixed Income - Bond Funds 23.3%
Deutsche Core Plus Income Fund "Institutional" (a)	143,257	1,548,609
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	101,228	1,356,451
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	181,697	1,796,980
Deutsche Enhanced Global Bond Fund "S" (a)	69,043	626,216
Deutsche Floating Rate Fund "Institutional" (a)	63,813	590,272
Deutsche Global Inflation Fund "Institutional" (a)	171,961	1,714,446
Deutsche High Income Fund "Institutional" (a)	183,216	884,931
Deutsche Short Duration Fund "S" (a)	117,756	1,056,274
Deutsche U.S. Bond Index Fund "Institutional" (a)	115,812	1,152,333

Total Fixed Income - Bond Funds (Cost $11,320,733)		10,726,512
Market Neutral Fund 1.3%
Deutsche Diversified Market Neutral Fund "Institutional"* (a) (Cost $637,412)	70,343	606,360
Fixed Income - Money Market Fund 4.5%
Central Cash Management Fund, 0.09% (a) (c) (Cost $2,058,624)	2,058,624	2,058,624

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $38,559,211) †	100.5	46,333,675
Other Assets and Liabilities, Net	(0.5)	(234,527)

Net Assets	100.0	46,099,148

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $38,885,573.  At May 31, 2015, net unrealized appreciation for all securities based on tax cost was $7,448,102.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,655,550 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,207,448.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c)	The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
A summary of the Fund’s transactions with affiliated funds during the period ended May 31, 2015 is as follows:

Affiliate	Value ($) at August 31, 2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at May 31, 2015
Deutsche Capital Growth Fund	1,222,234	90,175	745,500	296,167	2,570	87,605	547,770
Deutsche Core Equity Fund	11,762,459	1,007,830	3,957,900	295,811	62,468	632,362	8,989,922
Deutsche Core Fixed Income Fund	1,741,716	—	1,721,959	40,037	—	—	—
Deutsche Core Plus Income Fund	695,752	1,644,049	763,300	(8,905)	44,090	—	1,548,609
Deutsche Diversified Market Neutral Fund	800,221	23,600	217,800	(24,436)	—	—	606,360
Deutsche EAFE Equity Index Fund	3,690,261	85,530	1,557,300	156,393	85,530	—	2,040,496
Deutsche Emerging Markets Equity Fund	2,054,626	68,433	577,200	(6,197)	20,333	—	1,441,641
Deutsche Enhanced Commodity Strategy Fund	1,778,859	232,993	437,700	(80,583)	55,193	—	1,356,451
Deutsche Enhanced Emerging Markets Fixed Income Fund	1,892,196	537,992	444,300	(34,230)	63,292	—	1,796,980
Deutsche Enhanced Global Bond Fund	918,945	42,251	267,000	(19,821)	25,384	8,467	626,216
Deutsche Equity 500 Index Fund	11,492,722	555,714	3,922,600	1,009,470	234,801	320,913	8,149,905
Deutsche Floating Rate Fund	1,097,967	37,852	528,500	(12,177)	21,152	—	590,272
Deutsche Global Equity Fund	1,457,423	32,800	434,100	61,616	—	—	1,062,876
Deutsche Global Growth Fund	560,109	18,772	190,100	3,660	4,372	—	382,258
Deutsche Global Inflation Fund	2,130,617	191,588	555,100	(48,312)	20,288	—	1,714,446
Deutsche Global Infrastructure Fund	2,020,456	487,161	546,800	(13,114)	17,319	95,842	1,827,486
Deutsche Global Small Cap Fund	2,244,720	226,008	829,700	(90,303)	20,455	151,453	1,479,975
Deutsche High Income Fund	731,092	449,278	257,300	(13,489)	41,178	—	884,931
Deutsche Latin America Equity Fund	125,663	5,818	56,300	(4,107)	1,079	3,439	43,435
Deutsche Real Estate Securities Fund	1,973,342	345,676	584,400	9,103	29,939	130,537	1,709,790
Deutsche Real Estate Securities Income Fund	60,935	12,613	15,100	(743)	2,065	3,848	52,523
Deutsche Short Duration Fund	1,525,037	101,866	541,600	(10,862)	25,066	—	1,056,274
Deutsche Small Cap Core Fund	2,717,232	136,667	958,200	228,375	—	136,667	1,900,880
Deutsche Small Cap Growth Fund	352,156	32,362	124,100	(9,653)	—	32,362	256,441
Deutsche Small Cap Value Fund	126,486	10,035	44,300	(28,296)	216	9,819	87,908
Deutsche U.S. Bond Index Fund	1,950,950	64,808	826,500	(62,139)	37,131	27,391	1,152,333
Deutsche World Dividend Fund	1,569,825	18,955	791,400	(40,292)	18,955	—	730,512
Deutsche X-trackers MSCI Europe Hedged Equity ETF	226,424	—	67,002	(4,465)	7,181	21	168,606
Deutsche X-trackers MSCI Japan Hedged Equity ETF	110,700	—	36,831	(179)	9,600	—	88,900
Central Cash Management Fund	551,477	23,249,010	21,741,863	—	—	—	2,058,624
Total	59,582,602	29,709,836	43,741,755	1,588,329	849,657	1,640,726	44,352,820

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$30,703,818	$—	$—	$30,703,818
Exchange-Traded Funds	2,238,361	—	—	2,238,361
Bond Funds	10,726,512	—	—	10,726,512
Market Neutral Fund	606,360	—	—	606,360
Money Market Fund	2,058,624	—	—	2,058,624

Total	$46,333,675	$—	$—	$46,333,675

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche LifeCompass 2030 Fund, a series of Deutsche Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2015